Revenue - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract With Customer Asset And Liability [Line Items]
Adjustment of contract assets due to estimation of revenue from performance obligations satisfied in previous periods			$ (1,640)	$ 4,857
Increase (decrease) in contract with customer, asset			26,391	21,714	$ 0
Current contract assets	$ 50,386		50,386	29,782
Non-current contract assets	38,956		38,956	$ 33,169
COVID-19
Contract With Customer Asset And Liability [Line Items]
Increase (decrease) in contract with customer, asset	$ 11,300	$ (13,000)	$ (1,600)